Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
Entity Central Index Key	0000856671
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000193017 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class R6
Trading Symbol	JCSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class R6/JCSRX)	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 543,083,851
Holdings Count | Holding	432
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$543,083,851
Total number of portfolio holdings	432
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	20.7%
Revenue bonds	78.9%
Other revenue	16.4%
Education	12.5%
Health care	11.8%
Airport	9.7%
Facilities	8.5%
Water and sewer	5.9%
Housing	3.9%
Tobacco	3.8%
Utilities	2.3%
Development	1.9%
Transportation	1.6%
Pollution	0.6%
Closed-end funds	0.3%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000178768 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class I
Trading Symbol	JCAFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class I/JCAFX)	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 543,083,851
Holdings Count | Holding	432
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$543,083,851
Total number of portfolio holdings	432
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	20.7%
Revenue bonds	78.9%
Other revenue	16.4%
Education	12.5%
Health care	11.8%
Airport	9.7%
Facilities	8.5%
Water and sewer	5.9%
Housing	3.9%
Tobacco	3.8%
Utilities	2.3%
Development	1.9%
Transportation	1.6%
Pollution	0.6%
Closed-end funds	0.3%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001744 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class C
Trading Symbol	TCCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class C/TCCAX)	$76	1.48%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.48%
Net Assets	$ 543,083,851
Holdings Count | Holding	432
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$543,083,851
Total number of portfolio holdings	432
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	20.7%
Revenue bonds	78.9%
Other revenue	16.4%
Education	12.5%
Health care	11.8%
Airport	9.7%
Facilities	8.5%
Water and sewer	5.9%
Housing	3.9%
Tobacco	3.8%
Utilities	2.3%
Development	1.9%
Transportation	1.6%
Pollution	0.6%
Closed-end funds	0.3%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001742 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class A
Trading Symbol	TACAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class A/TACAX)	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 543,083,851
Holdings Count | Holding	432
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$543,083,851
Total number of portfolio holdings	432
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	20.7%
Revenue bonds	78.9%
Other revenue	16.4%
Education	12.5%
Health care	11.8%
Airport	9.7%
Facilities	8.5%
Water and sewer	5.9%
Housing	3.9%
Tobacco	3.8%
Utilities	2.3%
Development	1.9%
Transportation	1.6%
Pollution	0.6%
Closed-end funds	0.3%
Short-term investments	0.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.